Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue [abstract]
Revenue
4	Revenue
The principal activities of the Group are provision of preventive and diagnostic health testing and services.
Revenue represents the sales value of services rendered for customers in accordance with IFRS 15,
Revenue from contracts with customers
, which is recognized at point in time.
Revenue expected to be recognized in the future arising from contracts with customers in existence at the report date
As of June 30, 2022 and December 31, 2021, the amount of service fee income allocated to the remaining performance obligations under the Group’s existing contracts that are non-refundable
is $9,762,974 and $9,587,245, respectively. The Group will recognize the expected revenue in the future when the customers return the specimen samples, which may be after one year from the end of the reporting period. Such amount does not include any variable consideration.

4	Revenue
The principal activities of the Group are provision of preventive and diagnostic health testing and services.
Revenue represents the sales value of services rendered for customers in accordance with IFRS 15,
Revenue from contracts with customers
.
Revenue expected to be recognized in the future arising from contracts with customers in existence at the report date
As at December 31, 2021, 2020 and 2019, the amount of service fee income allocated to the remaining performance obligations under the Group’s existing contracts that are non-refundable is $9,587,245, $7,054,586 and $5,569,004, respectively. The Group will recognize the expected revenue in the future when the customers return the specimen samples, which may be after one year from the end of the reporting period. Such amount does not include any variable consideration.